Summary of Significant Accounting Policies (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended
	May 12, 2015	Mar. 31, 2015	Mar. 31, 2014
Significant Accounting Policies Additional Information [Line Items]
Allowance for doubtful accounts receivable		$ 12,200	$ 24,600
Preferred Stock Dividends, Income Statement Impact		305,328	0
Maturity Period Of Highly Liquid Investments		90 days
Cash, FDIC Insured Amount		250,000
Stockholders' Equity, Reverse Stock Split	1-for-12
Cash		1,300,000	159,000
Class A convertible preferred stock [Member]
Significant Accounting Policies Additional Information [Line Items]
Preferred Stock Dividends, Income Statement Impact		301,500
Patents and Trademark [Member]
Significant Accounting Policies Additional Information [Line Items]
Finite-Lived Intangible Asset, Useful Life		5 years
Software Development [Member]
Significant Accounting Policies Additional Information [Line Items]
Finite-Lived Intangible Asset, Useful Life		1 year	1 year 7 months 6 days
Cryogenic Shippers [Member]
Significant Accounting Policies Additional Information [Line Items]
Property, Plant and Equipment, Useful Life		3 years
Cryogenic Shippers [Member] | Property, Plant and Equipment [Member]
Significant Accounting Policies Additional Information [Line Items]
Concentration risk, percentage		90.00%	89.00%
Equipment And Furniture [Member] | Minimum [Member]
Significant Accounting Policies Additional Information [Line Items]
Property, Plant and Equipment, Useful Life		3 years
Equipment And Furniture [Member] | Maximum [Member]
Significant Accounting Policies Additional Information [Line Items]
Property, Plant and Equipment, Useful Life		7 years
Foreign Customers [Member]
Significant Accounting Policies Additional Information [Line Items]
Revenues		$ 617,200	$ 434,000
Accounts Receivable [Member] | Customer One [Member]
Significant Accounting Policies Additional Information [Line Items]
Concentration risk, percentage		14.60%	30.60%
Sales Revenue, Net [Member] | Customer One [Member]
Significant Accounting Policies Additional Information [Line Items]
Concentration risk, percentage		22.70%	30.80%
Sales Revenue, Net [Member] | Foreign Customers [Member]
Significant Accounting Policies Additional Information [Line Items]
Concentration risk, percentage		15.70%	16.30%